INCOME TAXES - Deferred tax assets (Details) (USD $)	Jun. 30, 2012
Deferred tax assets:
Organization costs	$ 60
Contribution carryover	23
Net operating loss carryovers	33,220
Total deferred tax assets	33,303
Deferred tax liabilities:
Book basis of patent application	(5,246)
Tax depreciation in excess of book	(498)
Total deferred tax assets	33,303
Total deferred tax liabilities	(5,744)
Valuation allowance	(27,559)
Net deferred tax asset (liability)